Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangibles
Schedule of intangible assets

	Licenses	Royalty Asset	Total
Balance December 31, 2021	$10,116,013	$68,276	$10,184,289
Divestitures	—	(68,276)	(68,276)
Amortization	(662,501)	—	(662,501)
Transfer to held for sale (Note 3)	(676,566)	—	(676,566)
Balance, December 31, 2022	$8,776,946	$—	$8,776,946
Amortization	(159,766)	—	(159,766)
Balance, March 31, 2023	$8,617,180	$—	$8,617,180

	Licenses	Royalty Asset	Total
Balance December 31, 2020	$8,341,143	$68,276	$8,409,419
Additions	10,190,458	—	10,190,458
Divestitures (Note 3)	(5,492,890)	—	(5,492,890)
Amortization	(817,215)	—	(817,215)
Impairment	(2,105,483)		(2,105,483)
Balance, December 31, 2021	$10,116,013	$68,276	$10,184,289
Divestitures (Note 3)	—	(68,276)	(68,276)
Transfer to held for sale (Note 3)	(662,501)	—	(662,501)
Amortization	(676,566)	—	(676,566)
Balance, December 31, 2022	$8,776,946	$—	$8,776,946